Related-Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Capital expenditures	$ 4,254	$ 5,504	$ 6,085
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Capital expenditures	2,228	2,496	2,489
Virginia Electric and Power Company | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	145	144	144
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Capital expenditures	1,109	1,815	2,188
Dominion Energy Gas Holdings, LLC | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 37	$ 53	$ 60